Employee Information - Summary of Employee Movements (Detail) - Employee	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Information About Employees [line items]
Number of employees	99,952	105,529
Employees who have left the Company [member]
Disclosure of Information About Employees [line items]
Number of employees	13,362	13,028
Employees who have joined the Company [member]
Disclosure of Information About Employees [line items]
Number of employees	7,785	17,235
Temporary employees [member]
Disclosure of Information About Employees [line items]
Number of employees	433	627